Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accrued expenses	$ 2,777,394	$ 111,146
Marketwise, LLC
Property, Plant and Equipment [Line Items]
Commission and bonus	45,456,000	17,271,000	$ 24,570,000
Payroll and benefits	3,437,000	3,645,000	2,520,000
Accrued interest		0	325,000
Other accrued expenses	16,365,000	11,218,000	6,111,000
Accrued expenses	$ 65,258,000	$ 32,134,000	$ 33,526,000